Other Income and Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Other Income and Expenses, Net

Other income and expenses, net consisted of the following:

	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014
Research and development funding	94	144	231
Phase-out and start-up costs	(2)	(5)	(16)
Exchange gain, net	5	2	4
Patent costs, net of reversal of unused provisions	(5)	3	(28)
Gain on sale of businesses and non-current assets	2	18	24
Other, net	5	2	(8)

Total	99	164	207